Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the issuance of the consolidated financial statements, except for the following events, no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.

On February 10, 2026, the Company held (i) an extraordinary general meeting of holders of Class A Ordinary Shares (the “2026 Class A Holders Meeting”), followed by (ii) an extraordinary general meeting of shareholders of the Company (the “2026 All Holders Meeting” and, together with the 2026 Class A Holders Meeting, the “2026 Meetings”). Several matters were approved at the 2026 Meetings.

Change of Voting Rights

On February 10, 2026, the Company adopted amended and restated articles of association, pursuant to which each holder of Class B Ordinary Shares became entitled to 1,000 votes for each Class B Ordinary Shares held. Each shareholder of the Company’s Class A Ordinary Shares remains entitled to 1 vote for each Class A Ordinary Share held.

Increase of Share Capital

The authorized share capital of the Company was increased from $500,000 divided into 450,000,000 Class A ordinary shares with a nominal or par value of $0.001 each and 50,000,000 Class B ordinary shares with a nominal or par value of $0.001 each to $20,000,000 divided into 18,000,000,000 Class A ordinary shares with a par value of $0.001 each and 2,000,000,000 Class B ordinary shares with a par value of $0.001 each. The company adopted an amended and restated memorandum of association reflecting the share capital increase. After the 2026 share consolidation described in the following paragraph, the Company’s authorized shares consist of 2,250,000,000 Class A ordinary shares and 250,000,000 Class B ordinary shares, par value $0.008 per share.

Share Consolidation

The shareholders approved the proposed 1-for-8 share consolidation of the Company’s ordinary shares of $0.001 par value each (the “Share Consolidation”). The Share Consolidation was effective on March 2, 2026. The Company’s amended and restated articles of association in connection with the Share Consolidation became effective on March 2, 2026. The number of shares of the Company Class A and Class B ordinary shares and per share data have been retrospectively adjusted considering the Share Consolidation.